Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 60,157,000	$ 58,705,000	$ 176,362,000	$ 175,430,000	$ 232,991,744	$ 212,643,094	$ 168,764,571
Operating expenses:
General and administrative	7,210,000	6,277,000	22,449,000	19,996,000	27,451,533	28,253,905	23,265,196
Depreciation	13,836,000	13,427,000	41,057,000	40,075,000	53,636,353	49,417,679	40,946,406
Intangible amortization expense	215,000	1,732,000	461,000	5,487,000	6,593,853	15,200,854	12,422,205
Acquisition expenses	38,000	76,000	121,000	118,000	192,358	888,009	934,838
Contingent earnout adjustment					0	1,514,447	12,619,744
Write-off of equity interest and preexisting relationships upon acquisition of control					0	2,049,682	8,389,573
Total operating expenses	42,457,000	40,566,000	124,985,000	121,779,000	162,366,808	162,875,473	152,435,452
Gain on equity interests upon acquisition					0	16,101,237
Gain on sale of real estate					0	0	178,631
Income from operations	17,700,000	18,139,000	51,377,000	53,651,000	70,624,936	65,868,858	16,507,750
Other income (expense):
Other, net	(1,981,000)	(266,000)	(2,949,000)	(161,000)	3,128,867	841,401	(937,631)
Interest income	1,023,000	699,000	2,375,000	2,537,000
Interest expense	(19,102,000)	(15,925,000)	(52,949,000)	(45,534,000)	(61,804,621)	(41,511,911)	(33,383,604)
Loss on debt extinguishment	0	0	(471,000)	0	0	(2,393,475)	(2,444,788)
Income tax (expense) benefit	(404,000)	1,050,000	(1,093,000)	907,000	2,595,856	554,785	1,811,275
Net (loss) income	(3,392,000)	2,979,000	(5,735,000)	9,291,000	11,646,760	21,669,452	(19,564,718)
Net (income) loss attributable to noncontrolling interests	314,000	(464,000)	405,000	(1,574,000)	(1,892,458)	(2,847,572)	2,663,123
Less: Distributions to preferred stockholders	(3,142,000)	(3,151,000)	(9,358,000)	(9,349,000)	(12,500,000)	(12,500,000)	(12,500,000)
Net (loss) income attributable to SmartStop Self Storage REIT, Inc. common stockholders	$ (6,220,000)	$ (636,000)	$ (14,688,000)	$ (1,632,000)	$ (2,745,698)	$ 6,321,880	$ (29,401,595)
Net (loss) income per Class A & Class T share - basic	$ (0.07)	$ (0.01)	$ (0.16)	$ (0.02)	$ (0.03)	$ 0.07	$ (0.37)
Net (loss) income per Class A & Class T share - diluted	$ (0.07)	$ (0.01)	$ (0.16)	$ (0.02)	$ (0.03)	$ 0.07	$ (0.37)
Weighted average number of shares outstanding- basic	96,476,987	96,837,584	96,694,076	96,824,500
Weighted average number of shares outstanding, Diluted	96,476,987	96,837,584	96,694,076	96,824,500
Self Storage Rental Revenue
Revenues:
Total revenues	$ 52,921,000	$ 52,502,000	$ 156,050,000	$ 155,457,000	$ 206,494,202	$ 191,749,578	$ 150,610,337
Ancillary Operating Revenue
Revenues:
Total revenues	2,457,000	2,255,000	6,973,000	6,626,000	8,826,868	8,445,803	7,552,597
Managed REIT Platform Revenue
Revenues:
Total revenues	2,923,000	2,518,000	8,328,000	9,115,000	11,906,311	7,819,216	6,322,970
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	1,856,000	1,430,000	5,011,000	4,232,000	5,764,363	4,628,497	4,278,667
Operating expenses:
Operating expenses	1,856,000	1,430,000	5,011,000	4,232,000	5,764,363	4,628,497	4,278,667
Property Operating Expenses
Operating expenses:
Operating expenses	18,249,000	16,317,000	53,334,000	49,333,000	65,362,857	58,437,110	48,127,657
Managed REIT Platform Expenses
Operating expenses:
Operating expenses	$ 1,053,000	$ 1,307,000	$ 2,552,000	$ 2,538,000	$ 3,365,491	$ 2,485,290	$ 1,451,166
Class A Common stock
Other income (expense):
Weighted average number of shares outstanding- basic	88,347,183	88,725,350	88,570,764	88,725,831	88,706,340	83,857,222	71,454,798
Weighted average number of shares outstanding, Diluted	88,347,183	88,725,350	88,570,764	88,725,831	88,706,340	83,974,488	71,454,798
Class T Common stock
Other income (expense):
Weighted average number of shares outstanding- basic	8,129,804	8,112,234	8,123,312	8,098,669	8,101,599	8,081,950	7,983,576
Weighted average number of shares outstanding, Diluted	8,129,804	8,112,234	8,123,312	8,098,669	8,101,599	8,081,950	7,983,576
Class A and T Common Stock
Other income (expense):
Net (loss) income per Class A & Class T share - basic	$ (0.07)	$ (0.01)	$ (0.16)	$ (0.02)	$ (0.03)	$ 0.07	$ (0.37)
Net (loss) income per Class A & Class T share - diluted	$ (0.07)	$ (0.01)	$ (0.16)	$ (0.02)	$ (0.03)	$ 0.07	$ (0.37)
Weighted average number of shares outstanding- basic					96,807,939	91,939,172	79,438,374
Weighted average number of shares outstanding, Diluted					96,807,939	92,056,438	79,438,374
Joint Ventures
Other income (expense):
Equity in earnings (losses) from investments	$ (380,000)	$ (274,000)	$ (1,068,000)	$ (1,215,000)	$ (1,625,135)	$ (760,005)	$ (494,327)
Managed REITs
Other income (expense):
Equity in earnings (losses) from investments	$ (248,000)	$ (444,000)	$ (957,000)	$ (894,000)	$ (1,273,143)	$ (930,201)	$ (623,393)